CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	5 Months Ended		6 Months Ended
	Feb. 28, 2021 CNY (¥)	Feb. 28, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Sep. 30, 2020 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2021 USD ($)
Operating activities:
Net loss			¥ (307,985)	$ (47,008)		¥ (416,849)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation			15,348	2,343		39,901
Depreciation and amortization			49,804	7,602		16,244
Loss from disposal of property, plant and equipment			28,372	4,330		107,219
Accretion of interest expense			678	103		0
Fair value change of contingent earn-out liabilities						(97,417)
Debt extinguishment cost			41,964	6,405
Deferred rent			(42,277)	(6,452)		17,841
Impairment loss			42,586	6,500		250,048
Changes in operating assets and liabilities:
Accounts receivable			99	15		(1,990)
Amounts due from related parties			168	26		4,658
Prepaid rent and deposit			39,657	6,053		53,100
Advances to suppliers			(3,982)	(608)		54,219
Other current assets			27,128	4,141		(205,976)
Other assets			(31,953)	(4,877)		(66,878)
Accounts payable			57,625	8,795		145,104
Amounts due to related parties			(6,582)	(1,005)		1,997
Deferred revenue			(54,092)	(8,256)		(21,340)
Deposits from tenants			(12,509)	(1,909)		(35,961)
Accrued expenses and other current liabilities			78,385	11,966		(23,638)
Net cash used in operating activities			(77,566)	(11,836)		(179,718)
Investing activities:
Purchases of property and equipment			(3,879)	(592)		(75,439)
Net cash used in investing activities			(3,879)	(592)		(75,439)
Financing activities:
Proceeds from IPO, net off issuance cost of RMB 29,289						289,027
Proceeds from issuance of convertible notes	¥ 84,638	$ 12,880	84,638	12,880
Proceeds from short-term bank borrowings			52,452	8,006		247,552
Repayment of short-term bank borrowings			(1,200)	(183)		(65,000)
Proceeds from long-term bank borrowings			39,400	6,014
Repayment of long-term bank borrowings			(861)	(131)		(45,863)
Proceeds from rental installment loans			19,049	2,907		251,779
Repayment of rental installment loans			(124,908)	(19,065)		(556,750)
Proceeds from capital lease and other financing arrangement payable						65,415
Repayment of capital lease and other financing arrangement payable			(184)	(28)		(51,496)
Net cash provided by financing activities			68,386	10,400		134,664
Effect of foreign exchange rate changes			7,763	1,389		4,044
Net (decrease) in cash, cash equivalents and restricted cash			(5,296)	(639)		(116,449)
Cash, cash equivalents and restricted cash at the beginning of the period	¥ 31,766	$ 4,679	31,766	4,679	¥ 134,365	250,814
Cash, cash equivalents and restricted cash at the end of the period			26,470	4,040	31,766	134,365
Supplemental disclosure of cash flow information:
Interest paid, net of amounts capitalized			445	68		9,139
Income taxes paid						80
Reconciliation to amounts on the consolidated balance sheets:
Cash and cash equivalents			26,363		22,879		$ 4,024
Restricted cash			107		8,887		16
Total cash, cash equivalents and restricted cash			26,470		31,766	¥ 134,365	$ 4,040
Supplemental schedule of non-cash investing and financing activities:
Purchases of property and equipment included in payables					(74,103)
Acquisition of rental assets financed by ADS (Note 4)					(22,540)
Conversion of Series A non-redeemable preferred shares and mezzanine into ordinary shares					¥ (1,425,478)
Transfer of treasury shares to extinguish debt with a lender			¥ 41,964	$ 6,405